INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Tables)	6 Months Ended
Dec. 31, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Schedule of revenue from contracts with customers

	12/31/2023	12/31/2022
Sale of goods and services	255,827,291	220,482,895
Royalties	649,341	909,067
	256,476,632	221,391,962

Schedule of cost of sales

Item	12/31/2023	12/31/2022
Inventories as of the beginning of the period	111,990,145	78,759,610
Business combination	—	11,064,908
Purchases of the period	144,999,639	138,186,645
Production costs	12,981,672	14,596,888
Foreign currency translation	(28,273)	(246,484)
Subtotal	269,943,183	242,361,567
Inventories as of the end of the period (*)	(109,616,865)	(107,544,430)
Cost of sales	160,326,318	134,817,137

(*)Net of agricultural products.

Schedule of R&D classified by nature

	Research and	Research and
	development	development
	expenses	expenses
Item	12/31/2023	12/31/2022
Amortization of intangible assets	2,453,158	2,201,938
Analysis and storage	5,302	27,322
Import and export expenses	—	850
Depreciation of property, plant and equipment	312,453	287,180
Freight and haulage	14,278	4,732
Employee benefits and social securities	2,211,907	2,248,105
Maintenance	96,056	303,524
Energy and fuel	5,227	94,870
Supplies and materials	1,182,066	1,078,197
Mobility and travel	89,474	158,193
Share-based incentives	143,749	92,477
Publicity and advertising	—	9,568
Professional fees and outsourced services	994,197	574,614
Professional fees related parties	216,792	102,701
Office supplies	470,376	43,546
Information technology expenses	9,640	19,060
Insurance	19,586	25,738
Depreciation of leased assets	—	33,685
Miscellaneous	57	3,606
Total	8,224,318	7,309,906

	12/31/2023	12/31/2022
R&D capitalized (Note 5.8)	4,454,893	5,926,539
R&D profit and loss	8,224,318	7,309,906
Total	12,679,211	13,236,445

Schedule of expenses classified by nature and function

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	12/31/2023
Amortization of intangible assets	60,849	2,960,964	3,021,813
Analysis and storage	570	153,163	153,733
Commissions and royalties	421,677	1,008,251	1,429,928
Import and export expenses	43,902	318,479	362,381
Depreciation of property, plant and equipment	1,308,591	935,378	2,243,969
Depreciation of leased assets	699,044	1,012,212	1,711,256
Impairment of receivables	—	296,051	296,051
Freight and haulage	634,188	6,878,364	7,512,552
Employee benefits and social securities	5,935,502	21,509,102	27,444,604
Maintenance	1,007,395	1,152,332	2,159,727
Energy and fuel	500,658	272,547	773,205
Supplies and materials	367,386	1,691,154	2,058,540
Mobility and travel	94,476	2,148,705	2,243,181
Publicity and advertising	1,300	2,305,251	2,306,551
Contingencies	1,239	47,851	49,090
Share-based incentives	339,904	8,043,561	8,383,465
Professional fees and outsourced services	963,972	3,542,038	4,506,010
Professional fees related parties	—	66,618	66,618
Office supplies and registrations fees	80,236	651,991	732,227
Insurance	81,174	1,102,142	1,183,316
Information technology expenses	27,186	1,924,633	1,951,819
Obsolescence	282,836	—	282,836
Taxes	127,760	7,019,360	7,147,120
Miscellaneous	1,827	57,638	59,465
Total	12,981,672	65,097,785	78,079,457

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	12/31/2022
Amortization of intangible assets	86,842	2,902,741	2,989,583
Analysis and storage	4,460	237,341	241,801
Commissions and royalties	109,703	1,020,272	1,129,975
Import and export expenses	265,121	704,937	970,058
Depreciation of property, plant and equipment	1,666,119	1,006,857	2,672,976
Depreciation of leased assets	230,478	1,573,369	1,803,847
Impairment of receivables	—	468,992	468,992
Freight and haulage	1,201,183	5,002,384	6,203,567
Employee benefits and social securities	7,177,926	20,156,371	27,334,297
Maintenance	722,399	1,446,553	2,168,952
Energy and fuel	753,041	161,850	914,891
Supplies and materials	512,493	627,514	1,140,007
Mobility and travel	39,428	1,837,797	1,877,225
Publicity and advertising	—	3,235,737	3,235,737
Contingencies	—	39,847	39,847
Share-based incentives	—	1,969,868	1,969,868
Professional fees and outsourced services	1,133,009	7,122,701	8,255,710
Professional fees related parties	—	29,818	29,818
Office supplies and registrations fees	23,309	624,246	647,555
Insurance	74,350	1,306,282	1,380,632
Information technology expenses	17,511	1,566,952	1,584,463
Obsolescence	481,332	—	481,332
Taxes	96,233	6,976,043	7,072,276
Miscellaneous	1,951	300,016	301,967
Total	14,596,888	60,318,488	74,915,376

Schedule of other income or expenses, net

	12/31/2023	12/31/2022
Net result from commercialization of agricultural products	(2,960,005)	144,515
Expenses recovery	236,106	232,977
Other income or expenses, net	325,661	391,036
	(2,398,238)	768,528

Schedule of net financial cost

	12/31/2023	12/31/2022
Financial costs
Interest expenses with the Parents (Note 15)	(194,125)	(299,468)
Interest expenses	(9,994,912)	(10,722,135)
Financial commissions	(1,288,813)	(1,517,729)
	(11,477,850)	(12,539,332)

Other financial results
Exchange differences generated by assets	(12,049,351)	(12,771,727)
Exchange differences generated by liabilities	21,674,845	9,070,404
Changes in fair value of financial assets or liabilities and other financial results	(13,727,825)	(2,068,923)
Net gain of inflation effect on monetary items	766,135	281,083
	(3,336,196)	(5,489,163)